INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Income Tax Expense
	For the years ended
	2012	2011	2010

Current income tax expense	$11,897,173	$21,961,627	$15,937,143

Schedule of Effective Income Tax Rate Reconciliation

	For the years ended
	2012	2011	2010

Income before tax	$38,030,261	$79,582,179	$63,020,567

Expected PRC income tax expense at statutory tax rate of 25%	9,507,565	19,895,544	15,755,141
Income not subject to PRC tax	-	-	56,949
Depreciation allowance over-claimed in 2011	1,127,816	-	-
Non deductible tax expenses	1,261,792	2,066,083	125,053
Actual income tax expense	$11,897,173	$21,961,627	$15,937,143